Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 160,000	Fees	AUSTRALIA	snj:AU-NT	Northern Territory Government, Department Of Mining And Energy [Member]	Mt Todd Gold Project [Member]
#: 2
	$ 100,000	Fees	AUSTRALIA	snj:AU-NT	Northern Territory Government [Member]	Mt Todd Gold Project [Member]